Expense Example - Class A C I R6 [Member] - John Hancock California Municipal Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 471
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,416
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	910
Expense Example, with Redemption, 10 Years	1,783
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	880
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	$ 796